Segment Information (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Summary of Geographical Information

The segment information for the reportable segments is as follows:

2020	Australia	USA	Total
Consolidated entity	$	$	$

Segment revenue & other income
Revenue from contracts with customers	3,160	6,704	9,864
Other income	1,130,881	9,766	1,140,647
Net other gains	190,323	-	190,323
Cost of goods sold	(243,506)	(8,005)	(251,511)
Total segment revenue & other income	1,080,858	8,465	1,089,323

Segment expenses
Depreciation and amortization	(65,148)	-	(65,148)
Finance costs	(1,221)	(13,602)	(14,823)
Share-based payments	14,442	-	14,442
Laboratory and research and development	(2,310,815)	(166,763)	(2,477,578)
General and administrative expenses	(4,046,264)	(12,295)	(4,058,559)
Other operating expenses	(159,009)	(226,793)	(385,802)
Depreciation for right-of-use assets	(200,785)	-	(200,785)
Total segment expenses	(6,768,800)	(419,453)	(7,188,253)

Income tax expenses	-	-	-
Loss for the period	(5,687,942)	(410,988)	(6,098,930)

Total Segment Assets	15,329,955	303,024	15,632,979
Total Segment Liabilities	(2,404,288)	(213,321)	(2,617,609)

2019	Australia	USA	Total
Consolidated entity	$	$	$

Segment revenue & other income
Revenue from contracts with customers	10,579	14,865	25,444
Other income	1,019,711	58	1,019,769
Net other gains	(407,482)	-	(407,482)
Cost of goods sold	(265,492)	(10,775)	(276,267)
Total segment revenue & other income	357,316	4,148	361,464

Segment expenses
Depreciation and amortization	(156,250)	-	(156,250)
Finance costs	(3,884)	(16,147)	(20,031)
Share-based payments	(326,952)	-	(326,952)
Laboratory and research and development	(2,181,469)	(179,293)	(2,360,762)
General and administrative expenses	(3,816,607)	(13,591)	(3,830,198)
Other operating expenses	335,896	(428,771)	(92,875)
Total segment expenses	(6,149,266)	(637,802)	(6,787,068)

Income tax expenses	-	-	-
Loss for the period	(5,791,950)	(633,654)	(6,425,604)

Total Segment Assets	3,190,004	75,001	3,265,005
Total Segment Liabilities	(1,370,508)	(123,291)	(1,493,799)